Victory RS Science and Technology Fund Expense Example - Victory RS Science and Technology Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 715
Expense Example, with Redemption, 3 Years	1,010
Expense Example, with Redemption, 5 Years	1,327
Expense Example, with Redemption, 10 Years	2,221
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	331
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	1,356
Expense Example, with Redemption, 10 Years	2,638
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	$ 1,542